Financial Instruments - Disclosure Of Quantitative Information About the Significant Unobservable Input Used in Level 3 fair Value Measurements Explanatory (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of quantitative information about the significant unobservable input used in level 3 fair value measurements [Line Items]
Fair value at	R$ 10,219	R$ 5,647
VINCI US RE Corporation [Member]
Disclosure Of quantitative information about the significant unobservable input used in level 3 fair value measurements [Line Items]
Fair value at	R$ 64,482	67,313
Description of valuation techniques used in fair value measurement, assets	Discounted cash flow
CCLA Capital [Member]
Disclosure Of quantitative information about the significant unobservable input used in level 3 fair value measurements [Line Items]
Fair value at	R$ 18,106	14,471
Description of valuation techniques used in fair value measurement, assets	NAV Valuation
Fundo Garantidor De Infraestrutura FGIE ClassB [Member]
Disclosure Of quantitative information about the significant unobservable input used in level 3 fair value measurements [Line Items]
Fair value at	R$ 14,900	13,151
Description of valuation techniques used in fair value measurement, assets	NAV Valuation
Others [Member]
Disclosure Of quantitative information about the significant unobservable input used in level 3 fair value measurements [Line Items]
Fair value at	R$ 32,579	R$ 37,518
Description of valuation techniques used in fair value measurement, assets	NAV Valuation